Other Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Prepayments and other current assets
Receivables from third-party payment service providers	[1]	¥ 21,231		¥ 28,703
Receivables of technology service		17,155		20,460
Other prepaid expenses		11,504		15,987
VAT receivables		10,931		12,187
Deposits		3,054		6,699
Receivables of financing facilitation service		2,844		4,054
Prepaid promotion fees		2,065		3,468
Employee loans and advances		267		634
Interest receivable		246		735
Others		10,073		7,703
Less: Allowance for doubtful accounts		(1,691)		(1,522)	¥ (563)	¥ (563)
Total prepayments and other current assets		77,679	$ 11,855	99,108
Other non-current assets
Total non-current assets		163,111	$ 24,896	14,183
Prepayment for office building [Member]
Other non-current assets
Total non-current assets	[2]	146,300
Long term deposit [Member]
Other non-current assets
Total non-current assets		16,284		13,656
Prepayment for trademark [Member]
Other non-current assets
Total non-current assets		¥ 527		¥ 527

[1]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments to the Group. As of March 31, 2020 and 2021, no allowance for doubtful accounts was provided for these receivables.
[2]	On August 8, 2020, the Group entered into an agreement with a third-party company to purchase an office building located in Hangzhou, China for a total consideration of RMB209,000. The building is under construction and is scheduled to be completed and delivered to the Group in 2023. As of March 31, 2021, the Group has paid RMB146,300 for the office building purchase. The remaining installments of RMB62,700 are expected to be made in the next three years (Note 22(b)).